Equity Method Investments in Unconsolidated Entities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 02, 2013 entity
Assets
Current assets	$ 94.9	$ 79.4
Long-term assets	92.9	91.2
Total assets	187.8	170.6
Liabilities
Current liabilities	75.0	42.9
Long-term liabilities	18.1	35.5
Total liabilities	93.1	78.4
Gross Profit (Loss)
Net sales	221.2	200.8	221.5
Operating income (loss)	(0.7)	9.0	12.6
Net earnings (loss)	(3.9)	4.2	6.0
Plural [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	49.00%
Chile [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%
Subsidiaries [Member]
Schedule of Equity Method Investments [Line Items]
Percentage Of Voting Interests Sold				100.00%
Number of Investments Sold				2
Net Sale Proceeds				5.5
Realized Gain on Disposal	$ 2.8